Statutory Accounting Principles (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2010 Agro Re [Member]	Dec. 31, 2011 Agro Re [Member]	Dec. 31, 2009 Agro Re [Member]	Jun. 30, 2011 Rockwood Casualty Insurance Company [Member]	Sep. 30, 2010 Rockwood Casualty Insurance Company [Member]	Jun. 30, 2009 Rockwood Casualty Insurance Company [Member]	Dec. 31, 2011 Rockwood Casualty Insurance Company [Member]	Oct. 31, 2010 Colony Insurance Company [Member]	Jun. 30, 2009 Colony Insurance Company [Member]	Dec. 31, 2011 Colony Insurance Company [Member]	Sep. 30, 2010 Argonaut Insurance Company [Member]	Dec. 31, 2011 Argonaut Insurance Company [Member]
Statutory Accounting Principles [Line Items]
Estimated statutory capital and surplus	$ 777.6	$ 841.5	$ 705.2		$ 1,172.0
Statutory capital and surplus amount required to be maintained					224.0
Estimated statutory net loss	206.0	110.9	123.9		46.6
Total investments in subsidiaries	0	0			887.0
Cash dividends				17.5	100.0	0
Received cash dividends							30.0	30.0			25.2		48.1	25.0
Value of extraordinary dividends									15.0			90.0	99.4
Received a dividend, securities											24.8		51.3
Dividends received											50.0
Maximum permitted amount of dividends										$ 17.5			$ 161.3		$ 37.3